Document and Entity Information	Jan. 15, 2021
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001674416
Document Type	8-K
Document Period End Date	Jan. 15, 2021
Entity Registrant Name	CRISPR THERAPEUTICS AG
Entity Incorporation State Country Code	V8
Entity File Number	001-37923
Entity Address, Address Line One	Baarerstrasse 14
Entity Address, City or Town	6300 Zug
Entity Address, Postal Zip Code	6300
Entity Address, Country	CH
City Area Code	41 (0)41
Local Phone Number	561 32 77
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, nominal value CHF 0.03
Trading Symbol	CRSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false